CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Reclassification adjustment Common Stock	Reclassification adjustment Additional Paid-In Capital	Stockholders' Deficit ATS and SESB	Stockholders' Deficit Global Impex LLC	Stockholders' Deficit Amperics Holdings LLC	Stockholders' Deficit Convertible debt	Stockholders' Deficit Convertible promissory notes	Stockholders' Deficit	Common Stock ATS and SESB	Common Stock Global Impex LLC	Common Stock Amperics Holdings LLC	Common Stock Convertible debt	Common Stock Convertible promissory notes	Common Stock	Additional Paid-In Capital ATS and SESB	Additional Paid-In Capital Global Impex LLC	Additional Paid-In Capital Amperics Holdings LLC	Additional Paid-In Capital Convertible debt	Additional Paid-In Capital Convertible promissory notes	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest CER	Noncontrolling interest Global Impex LLC	Noncontrolling interest	ATS and SESB	CER	Global Impex LLC	Amperics Holdings LLC	Convertible debt	Convertible promissory notes	Total
Beginning balance at Dec. 31, 2023								$ (9,456,219)						$ 42						$ 13,289,466	$ (22,860,351)	$ 114,624			$ (26,345)							$ (9,482,564)
Beginning balance (in shares) at Dec. 31, 2023														416,826
Increase (Decrease) in Stockholders' Equity
Issuance of common stock								35,002						$ 0						35,002												$ 35,002
Issuance of common stock (in shares)														519																		249,039
Business combination with MCAC, net of transaction costs								(6,672,972)						$ 21						(6,672,993)												$ (6,672,972)
Business combination with MCAC, net of transaction costs (in shares)														209,419
Acquisition of noncontrolling interest in connection with acquisition of a business																									1,287,320							1,287,320
Issuance of common stock as consideration in acquisition of a business								161,440						$ 1						161,439												161,440
Issuance of common stock as consideration in acquisition of a business (in shares)														5,000
Acquisition of additional noncontrolling shares								50,931												50,931					(759)							50,172
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan								7,461,573						$ 20						7,461,553												7,461,573
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)														204,212
Issuance of common stock to vendors as consideration								1,729,350						$ 3						1,729,347												1,729,350
Issuance of common stock to vendors as consideration (in shares)														27,656
Issuance of common stock to extinguish note payable, related party								133,750												133,750												133,750
Issuance of common stock to extinguish note payable, related party (in shares)														3,906
Issuance of common stock in connection with the conversion of SEPA convertible debt								187,500						$ 1						187,499												187,500
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)														8,264
Share based compensation expense								525												525												525
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9								3,779,223						$ 3						3,779,220												3,779,223
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)														33,362
Other comprehensive income								51,383														51,383										51,383
Net loss								(22,565,748)													(22,565,748)				57,540							(22,508,208)
Ending balance at Dec. 31, 2024	$ 91	$ 20,155,738						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Ending balance (in shares) at Dec. 31, 2024	909,165													909,165
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9)	$ 11	3,077,241						3,077,252													0	0			0							3,077,252
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9) (in shares)	114,830
Issuance of common stock to settle share reset derivative liabilities (see Note 10)	$ 8	1,711,997						1,712,005																								1,712,005
Issuance of common stock to settle share reset derivative liabilities (see Note 10) (in shares)	85,537
Other comprehensive income								10,781														10,781										10,781
Net loss								(7,018,410)													(7,018,410)				41,071							(6,977,339)
Ending balance at Mar. 31, 2025	$ 110	24,944,976						(27,322,635)													(52,444,509)	176,788			1,358,827							(25,963,808)
Ending balance (in shares) at Mar. 31, 2025	1,109,532
Beginning balance at Dec. 31, 2024	$ 91	20,155,738						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Beginning balance (in shares) at Dec. 31, 2024	909,165													909,165
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9)								8,711,775						$ 43						8,711,732												8,711,775
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9) (in shares)														429,504
Issuance of common stock to settle share reset derivative liabilities (see Note 10)								1,712,005						$ 9						1,711,996												1,712,005
Issuance of common stock to settle share reset derivative liabilities (see Note 10) (in shares)														85,537
Acquisition of noncontrolling interest in connection with acquisition of a business																							$ 613,286				$ 613,286
Issuance of common stock as consideration in acquisition of a business			$ 3,199,480	$ 10,656,000	$ 864,000				$ 15	$ 104	$ 8				$ 3,199,463	$ 10,655,896	$ 863,992							$ 984,025		$ 3,199,480		$ 11,640,025	$ 864,000
Issuance of common stock as consideration in acquisition of a business (in shares)									153,125	1,040,625	84,375
Issuance of common stock to vendors as consideration								175,776						$ 2						175,774												175,776
Issuance of common stock to vendors as consideration (in shares)														19,313
Issuance of common stock in connection with the conversion of SEPA convertible debt								1,099,054						$ 12						1,099,042												1,099,054
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)														119,307
Issuance of common stock in connection with stock subscription								805,000						$ 11						804,989												805,000
Issuance of common stock in connection with stock subscription (in shares)														114,323
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						$ 6,553,602	$ 5,707,537					$ 135	$ 36					$ 6,553,467	$ 5,707,501											$ 6,553,602	$ 5,707,537
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												1,352,261	360,053
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors			$ 12,474						$ 4						$ 12,472											$ 12,474
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)									35,445
Issuance of common stock to BOD and employees								511,968						$ 9						511,959												511,968
Issuance of common stock to BOD and employees (in shares)														86,197
Other comprehensive income								(186,340)														(186,340)										(186,340)
Net loss								(16,245,051)													(16,245,050)				187,378							(16,057,673)
Ending balance at Dec. 31, 2025	$ 479	60,164,021						(1,526,982)						$ 479						$ 60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Ending balance (in shares) at Dec. 31, 2025	4,789,230													4,789.23
Increase (Decrease) in Stockholders' Equity
Issuance of commitment shares in connection with convertible debt	$ 1	102,028						102,029																								102,029
Issuance of commitment shares in connection with convertible debt (in shares)	8,593
Issuance of common stock in connection with the conversion of SEPA convertible debt	$ 1	93,198						93,199																								93,199
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)	11,548
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors	$ 1	70,539						70,540																								70,540
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)	6,974
Issuance of common stock to BOD and employees	$ 3	220,754						220,757																								220,757
Issuance of common stock to BOD and employees (in shares)	26,406
Issuance of common stock in connection with equity method investment in Sun Solar	$ 47	7,124,953						7,125,000																								7,125,000
Issuance of common stock in connection with equity method investment in Sun Solar (in shares)	468,750
Fractional share adjustment due to reverse stock split (in shares)	1,410
Other comprehensive income								(560,036)														(560,036)										(560,036)
Net loss								(6,945,745)													(6,945,745)				276,000							(6,669,745)
Ending balance at Mar. 31, 2026	$ 531	$ 67,775,494						$ (1,421,238)													$ (68,616,894)	$ (580,369)			$ 3,378,445							$ 1,957,207
Ending balance (in shares) at Mar. 31, 2026	5,312,911